EXHIBIT 99.1 FORM ABS15G-CIBC Inc.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand(1)			Assets that Were Repurchased or Replaced(1)			Assets Pending Repurchase or Replacement (within cure period)(1)			Demand in Dispute(1)			Demand Withdrawn(1)			Demand Rejected(1)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class Commercial Mortgages
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2002-C3 (CIK # 0001209655)	X	CIBC Inc.	26	$255,720,442	100%	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00	(2)(3)
Issuing Entity Subtotal			26	$255,720,442	100%	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00

[1]	The repurchase activity included herein as assets subject to demand (columns g/h/i) includes new demands received during the reporting period, if any, and demands received in prior reporting periods (unless it was previously reported that (i) the asset was repurchased or replaced, (ii) the demand was withdrawn or (iii) the demand was rejected). Each asset included as an asset subject to demand (columns g/h/i) is also categorized and included as an asset pending repurchase or replacement within the cure period (columns m/n/o) or as a demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u) or (iii) the rejection of such demand (columns v/w/x), as applicable.

The repurchase activity reported herein is described in terms of a particular loan’s status as of the end of the reporting period (for columns g-x). The principal balances presented and used for calculations of percentages presented are principal balances as reported on trustee’s reports and servicer’s reports. The principal balances on those reports may reflect reductions based on the principal portion of any servicer advances that may have been made with respect to the related loan(s).

[2]	The asset subject to the repurchase request was liquidated during a prior reporting period. For each asset that was paid off or liquidated during the reporting period or during a prior reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total CIBC Inc. pool balance as of the immediately preceding trustee’s report.
[3]	At the conclusion of the trial based on the claim for repurchase, the Circuit Court of Cook County, Illinois (the “Circuit Court”) entered a judgment in favor of Wells Fargo Bank Minnesota, NA (“Wells Fargo”), as Trustee for the registered holders of J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2002-C3 holding that CIBC Inc. breached the representation in question. Because the asset subject to the repurchase request had already been liquidated, no repurchase was required, and damages were awarded in an amount equal to the repurchase price under the contract. The parties appealed, and on February 25, 2015, the Appellate Court of Illinois First Judicial District affirmed the Circuit Court’s judgment in its entirety. On July 21, 2015, CIBC Inc. made a payment to Wells Fargo in satisfaction of such judgment, excluding post-judgment legal costs incurred by Wells Fargo and owed by CIBC Inc., payment for which Wells Fargo must petition.